Share capital - Schedule of Movement in share capital (Details) $ / shares in Units, $ in Thousands													1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 01, 2022 USD ($) shares	Sep. 06, 2022 USD ($) shares	Sep. 05, 2022 USD ($) shares	Aug. 15, 2022 USD ($) shares	Apr. 01, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 $ / shares shares	Sep. 28, 2020 USD ($) $ / shares shares	May 19, 2020 USD ($) $ / shares shares	Apr. 24, 2020 shares	Apr. 16, 2020 USD ($) shares	Apr. 15, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 SFr / shares	Nov. 01, 2022 SFr / shares	Apr. 01, 2021 SFr / shares	Dec. 31, 2020 SFr / shares	May 19, 2020 SFr / shares	Apr. 16, 2020 SFr / shares
Disclosure of classes of share capital [line items]
Equity, beginning balance															$ 166,088	$ 335,505	$ 111,156
Shares surrendered to redeem share purchase plan promissory notes																	0
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares												(597,774)
Share issue related cost															(31)
Issuance of shares through capitalization of reserves																	0
Issuance of shares through capitalization of reserves (in shares) | shares											4,777,996
Issuance of shares to be held as treasury shares			$ 254		$ 131										0	0	0
Issuance of shares to be held as treasury shares (in shares) | shares			3,123,865		1,500,000
Grant of shares to settle 2014 incentive plan awards																	0
Issuance of shares at initial public offering																	232,668
Sale of shares under greenshoe option																	34,900
Transaction costs, initial public offering and greenshoe option																	(23,355)
Issuance of shares at follow-on offering																	204,000
Transaction costs, follow-on offering																	(15,084)
Exercise of options															$ 0	$ 778	$ 54
Exercise of options (in shares) | shares															0	41,382	2,895
Total transactions with owners															$ 75,263	$ 61,258	$ 470,768
Equity, ending balance						$ 335,505							$ 335,505	$ 88,727	$ 88,727	$ 166,088	335,505
Par value per share (value per share) | (per share)							$ 0.08	$ 34.00	$ 19.00			$ 18.75						SFr 0.08	SFr 0.08	SFr 0.008	SFr 0.08	SFr 0.008	SFr 0.008
Shares vested (in shares) | shares															708,184	88,935
Equity Attributable To Share Transactions
Disclosure of classes of share capital [line items]
Equity, beginning balance															$ 988,144	$ 987,366	$ 554,183
Number of shares outstanding, beginning of period (in shares) | shares															76,810,478	76,721,543	52,096,960
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares												(597,774)
Share issue related cost									$ (23,355)
Issuance of shares through capitalization of reserves (in shares) | shares											4,777,996
Elimination of fractional holdings (in shares) | shares										51
Grant of shares to settle 2014 incentive plan awards (in shares) | shares									356,144
Issuance of shares at initial public offering									$ 232,668
Issuance of shares at initial public offering (in shares) | shares									12,245,631
Sale of shares under greenshoe option									$ 34,900
Sale of shares under greenshoe option (in shares) | shares									1,836,844
Issuance of shares at follow-on offering (in shares) | shares								6,000,000
Issuance of shares at follow-on offering								$ 204,000
Transaction costs, follow-on offering								$ 15,084
Other (in shares) | shares							2,796
Exercise of options						$ 54									$ 0	$ 778
Exercise of options (in shares) | shares						2,895
Total transactions with owners															$ 25,941	$ 778	$ 433,183
Movements during the year (in shares) | shares															3,832,049	88,935	24,624,583
Equity, ending balance						$ 987,366							$ 987,366	$ 1,014,085	$ 1,014,085	$ 988,144	$ 987,366
Number of shares outstanding, ending of period (in shares) | shares						76,721,543							76,721,543	80,642,527	80,642,527	76,810,478	76,721,543
Number Of Shares Increased (Decreased) Through Exchange Agreement | shares				2,390,297
Increase (Decrease) Through Exchange Agreement, Net Of Transaction Costs				$ 19,834
Number Of Shares Increased (Decreased) Through Purchase Agreement | shares		733,568
Increase (Decrease) Through Purchase Agreement, Net Of Transaction Costs		$ 6,130
Shares vested (in shares) | shares															708,184	88,935
Number Of Shares, Increased (Decreased) Through ATM Facility | shares	0
Increase (Decrease) Through ATM Facility	$ (23)
Issued share capital
Disclosure of classes of share capital [line items]
Equity, beginning balance															$ 6,445	$ 6,314	$ 4,361
Number of shares outstanding, beginning of period (in shares) | shares															78,270,000	76,770,000	53,337,500
Issuance of shares through capitalization of reserves											$ 393						$ 393
Issuance of shares through capitalization of reserves (in shares) | shares											4,777,996
Issuance of shares to be held as treasury shares									$ 34						$ 254	$ 131	34
Issuance of shares to be held as treasury shares (in shares) | shares									408,873
Issuance of shares at initial public offering									$ 1,007								1,007
Issuance of shares at initial public offering (in shares) | shares									12,245,631
Issuance of shares at follow-on offering (in shares) | shares								6,000,000
Issuance of shares at follow-on offering								$ 519									519
Total transactions with owners															$ 867	$ 131	$ 1,953
Movements during the year (in shares) | shares															10,771,946	1,500,000	23,432,500
Equity, ending balance						$ 6,314							$ 6,314	$ 7,312	$ 7,312	$ 6,445	$ 6,314
Number of shares outstanding, ending of period (in shares) | shares						76,770,000							76,770,000	89,041,946	89,041,946	78,270,000	76,770,000
Number Of Shares, Increased (Decreased) Through ATM Facility | shares														7,648,081
Increase (Decrease) Through ATM Facility	613
Share premium
Disclosure of classes of share capital [line items]
Equity, beginning balance															$ 981,827	$ 981,056	$ 549,922
Shares surrendered to redeem share purchase plan promissory notes												$ 11,208					11,208
Share issue related cost									$ (23,355)
Issuance of shares through capitalization of reserves											$ (393)						(393)
Grant of shares to settle 2014 incentive plan awards									(29)								(29)
Issuance of shares at initial public offering									231,661								231,661
Sale of shares under greenshoe option									23,591								23,591
Transaction costs, initial public offering and greenshoe option																	(23,355)
Issuance of shares at follow-on offering								203,481									203,481
Transaction costs, follow-on offering								$ 15,084									(15,084)
Exercise of options													$ 54		(62)	771	54
Total transactions with owners															25,625	771	431,134
Equity, ending balance						$ 981,056							981,056	$ 1,007,452	1,007,452	981,827	981,056
Increase (Decrease) Through Exchange Agreement, Net Of Transaction Costs				$ 19,640
Increase (Decrease) Through Purchase Agreement, Net Of Transaction Costs		$ 6,070
Increase (Decrease) Through ATM Facility	$ (23)
Treasury shares
Disclosure of classes of share capital [line items]
Equity, beginning balance															$ (128)	$ (4)	$ (100)
Number of shares outstanding, beginning of period (in shares) | shares															(1,459,522)	(48,457)	(1,240,540)
Shares surrendered to redeem share purchase plan promissory notes												$ (11,208)					$ (11,208)
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares												(597,774)
Elimination of fractional holdings (in shares) | shares										51
Issuance of shares to be held as treasury shares			$ (254)		$ (131)				$ (34)						$ (254)	$ (131)	(34)
Issuance of shares to be held as treasury shares (in shares) | shares			(3,123,865)		(1,500,000)				(408,873)
Grant of shares to settle 2014 incentive plan awards									$ 29								29
Grant of shares to settle 2014 incentive plan awards (in shares) | shares									356,144
Sale of shares under greenshoe option									$ 11,309								11,309
Sale of shares under greenshoe option (in shares) | shares									1,836,844
Other (in shares) | shares							2,796
Exercise of options															62	7
Exercise of options (in shares) | shares						2,895
Total transactions with owners															$ (551)	$ (124)	$ 96
Movements during the year (in shares) | shares															(6,939,897)	(1,411,065)	1,192,083
Equity, ending balance						$ (4)							$ (4)	$ (679)	$ (679)	$ (128)	$ (4)
Number of shares outstanding, ending of period (in shares) | shares						(48,457)							(48,457)	(8,399,419)	(8,399,419)	(1,459,522)	(48,457)
Number Of Shares Increased (Decreased) Through Exchange Agreement | shares				2,390,297
Increase (Decrease) Through Exchange Agreement, Net Of Transaction Costs				$ 194
Number Of Shares Increased (Decreased) Through Purchase Agreement | shares		733,568
Increase (Decrease) Through Purchase Agreement, Net Of Transaction Costs		$ 60
Number Of Shares, Increased (Decreased) Through ATM Facility | shares	(7,648,081)
Increase (Decrease) Through ATM Facility	$ (613)